FIRE™ Funds Income Target ETF
Schedule of Investments
July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 96.6%	Shares	Value
Academy Veteran Impact ETF	7,617	$150,580
Cambria Tail Risk ETF	11,749	138,991
Carbon Collective Short Duration Green Bond ETF	16,750	341,449
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	2,661	69,399
FolioBeyond Alternative Income and Interest Rate Hedge ETF	4,250	155,762
Madison Short-Term Strategic Income ETF	16,592	340,965
Nicholas Fixed Income Alternative ETF	4,362	79,018
SoFi Enhanced Yield ETF	3,587	53,769
YieldMax Bitcoin Option Income Strategy ETF	4,556	49,934
YieldMax Gold Miners Option Income Strategy ETF	4,505	65,458
YieldMax Target 12 Real Estate Option Income ETF	997	50,596
YieldMax Ultra Option Income Strategy ETF	9,000	55,260
		1,551,181

TOTAL EXCHANGE TRADED FUNDS (Cost $1,609,517)		1,551,181

MONEY MARKET FUND - 3.3%	Shares	Value
Money Market Funds - 3.3%
First American Government Obligations Fund - Class X, 4.214%(a)	53,780	53,780

TOTAL MONEY MARKET FUND (Cost $53,780)		53,780

TOTAL INVESTMENTS - 99.9% (Cost $1,663,297)		$1,604,961
Other Assets in Excess of Liabilities - 0.1%		1,595
TOTAL NET ASSETS - 100.0%		$1,606,556

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.